Note 35 - Derivatives - Fair Value Hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	€ 13,468	€ 13,459
Bonds at amortized costs	361	336
Loans at amortized cost	0
Long-term debt	0
Deposits	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	0
Bonds at amortized costs	0
Loans at amortized cost	0
Long-term debt	71,769	68,596
Deposits	289
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	1,277	2,118
Bonds at amortized costs	12	(37)
Loans at amortized cost	(1)
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Long-term debt	(3,936)	(6,606)
Deposits	(93)
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	49	2
Bonds at amortized costs	(23)	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Long-term debt	(184)	(164)
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through profit or loss	486	2,390
Bonds at amortized costs	25	(37)
Long-term debt	(2,274)	€ 8,444
Deposits	€ (14)